Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three
Director M
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Director M
Director M Outlook
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten
Putnam Capital Manager Series I - IV
Putnam Capital Manager Series V
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Putnam Capital Manager Series V

Supplement dated September 23, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the annual product notice for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the annual product notice.

FUND RENAME:
Effective October 5, 2026, the Putnam VT Sustainable Leaders Fund will be renamed to Putnam VT Focused U.S. Research Fund.

HV-8295